Cover	12 Months Ended
Aug. 02, 2024
Document Information [Line Items]
Document Type	DEFC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Cracker Barrel Old Country Store, Inc.
Entity Central Index Key	0001067294